Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 17,236	$ 15,246	$ 13,426
Investment	1,420	1,742	2,585
Net finance costs	(969)	(1,223)	(858)
Depreciation and amortisation	5,683	5,084	4,667
Interest income	81	67	334
Interest expense	1,050	1,290	1,192
Income tax (expense)/benefit	(10,737)	(10,616)	(4,197)
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	106	134
Current financial liabilities (excluding trade and other payables and provisions)	6,837	6,567
Investment				$ 0
Share of loss				(655)
Impairment				(525)
Additional share of loss	(5,326)
Loss from funding provided to Samarco	(4,539)
Net finance costs	(787)
Depreciation and amortisation	205	154	84
Interest income	19	1	16
Interest expense	628	492	588
Income tax (expense)/benefit	(7)	303	$ 256
Samarco Mineracao S.A. [member] | Working Capital Funding [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Additional cumulative impairment losses				$ (516)
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Unrecognised share of profits (losses)	16	40
Cumulative losses	217	233
Investment	$ 114	$ 380